Shareholder Report, Line Graph (Details) 195905_Roundhill S-P 500 Target 20 Managed Distribution ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Oct. 30, 2024	Dec. 31, 2025
Roundhill S&P 500 Target 20 Managed Distribution ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Roundhill S&P 500 Target 20 Managed Distribution ETF NAV
Accumulated Value	$ 10,126	$ 10,000	$ 11,819
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 9,974	$ 10,000	$ 12,220